DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Assets And Liabilities

	March 31, 2014	December 31, 2013
Assets:
Assets of discontinued operations	$-	$-

Liabilities:
Accounts payables and accrued expenses	$30,664	$30,664
Liabilities of discontinued operations	$30,664	$30,664

	December 31, 2013	December 31, 2012
Assets:
Deposits in real estate under contract	$-	$82,145
	-	-
Real estate held for sale	-	1,035,570
Assets of discontinued operations	$-	$1,117,715

Liabilities:
Accounts payables and accrued expenses	30,664	30,664
Liabilities of discontinued operations	$30,664	$30,664

Schedule of Discontinued Operations

	For the Three Months Ended March 31, 2014	For the Three Months Ended March 31, 2013
Revenues – real estate	$-	$986,951
Cost of sales- real estate	-	(817,483)
Gross profit	-	169,468
Operating and other non-operating expenses	-	(60,688)

Income from discontinued operations, net of tax	$-	$108,780

	For the year ended December 31, 2013	For the year ended December 31, 2012
Revenues – real estate	$1,270,916	$724,090
Cost of sales – real estate	(1,064,320)	(576,126)
Gross profit	206,596	147,964
Operating and other non-operating expenses	(111,352)	(1,558,635)
Gain on sale of assets of discontinued operations	168,216	-

Income (loss) from discontinued operations	$263,460	$(1,410,671)